Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
10. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

(in thousands)	December 31, 2024	December 31, 2023
Prepaid vendor expenses	$3,239	$2,520
Prepaid insurance	690	446
Prepaid directors and officers insurance	2,032	2,518
Prepaid maintenance	154	60
Prepaid non-aircraft subscriptions	407	113
MRO revenue in excess of billings	326	581
Deferred commission	923	514
	$7,771	$6,752